Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	$ 35,684	$ 22,397
Derivative assets $	50,913	35,127
Accrued liabilities $	(100,060)	(89,852)
Current portion of derivative liabilities $	(22,283)	0
Derivative liabilities (note 13)	25,281	23,836
Accounts Receivable, after Allowance for Credit Loss, Current	29,058	31,269
Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	0	221
Derivative assets $	0	0
Current portion of derivative liabilities $	(527)	0
Derivative liabilities (note 13)	0	0
Accounts Receivable, after Allowance for Credit Loss, Current	0	0
Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	642	4,154
Derivative assets $	0	0
Current portion of derivative liabilities $	(21,756)	0
Derivative liabilities (note 13)	25,281	23,680
Accounts Receivable, after Allowance for Credit Loss, Current	295	480
Derivative
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	35,684	22,397
Derivative assets $	50,913	35,127
Current portion of derivative liabilities $	(22,283)	0
Derivative liabilities (note 13)	25,281	23,836
Accounts Receivable, after Allowance for Credit Loss, Current	2,365	2,913
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	35,042	18,022
Derivative assets $	50,913	35,127
Current portion of derivative liabilities $	0	0
Derivative liabilities (note 13)	0	156
Accounts Receivable, after Allowance for Credit Loss, Current	$ 2,070	$ 2,433